Fair Value Measurements - Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) - Kensington Capital Acquisition Corp I V [Member]	Jun. 30, 2022 USD ($)
Quoted Prices in Active Markets (Level 1) | Class One Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	$ 6,670,000
Quoted Prices in Active Markets (Level 1) | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	0
Quoted Prices in Active Markets (Level 1) | U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	230,291,764	[1]
Significant Other Observable Inputs (Level 2) | Class One Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	0
Significant Other Observable Inputs (Level 2) | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	0
Significant Other Observable Inputs (Level 2) | U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	0	[1]
Significant Other Unobservable Inputs (Level 3) | Class One Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	0
Significant Other Unobservable Inputs (Level 3) | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	4,640,000
Significant Other Unobservable Inputs (Level 3) | U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 0	[1]

[1]	Excludes $3,135 of cash balance held within the Trust Account